Other receivables	6 Months Ended
Jun. 30, 2025
Receivables [Abstract]
Other receivables

Note 4 – Other receivables

Other receivables consist of the following:

	As of June 30, 2025	As of December 31, 2024
	US$	US$
Sales, goods and services taxes receivables	$144,563	$193,226
Employee advances and others	8,580	8,580
Receivables from a factoring company (1)	-	169,465
Total other receivables	$153,143	$371,271

(1)	These receivables represent pledged accounts receivable received by the factoring company from the Company’s customers pending to be repaid to the Company with $25,816 for the six months ended June 30, 2025 and $143,761 for December 31, 2024 are pledged accounts receivable (see Note 3) associated with the secured borrowings – recourse factoring liabilities (see Note 8).